CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 146,406	$ 200,832	$ 122,815
Fair value adjustments to hedging financial instruments	9,702	27,154	(351)
Fair value adjustments to hedging financial instruments in associated companies	1,150	158	(5)
Reclassification into net income of previous fair value adjustments to hedging financial instruments	0	(1,348)	(4,504)
Fair value adjustments to available-for-sale securities	(93,406)	981	(8,355)
Reclassification into net income of previous fair value adjustments to available-for-sale securities	0	20,552	0
Other items of comprehensive (loss)/income	(38)	(136)	(179)
Other comprehensive (loss)/income, net of tax	(82,592)	47,361	(13,394)
Comprehensive income	$ 63,814	$ 248,193	$ 109,421